Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments [Line Items]
Lease terms (in years)	5 years
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 131.9	$ 104.2
Cash outflow for leases	$ 141.2	$ 112.0
Bottom of range
Commitments [Line Items]
Lease, interest rates	2.00%
Top of range
Commitments [Line Items]
Lease, interest rates	7.95%